Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net Income	$ 62,779	$ 139,138	$ 74,951
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	7,809	(1,796)	(1,227)
Unrealized loss on derivative instrument	(2,262)	(3,588)	(757)
Change in unrealized (depreciation) appreciation on marketable securities	(7)	(11)	6
Change in other comprehensive (loss) income	5,540	(5,395)	(1,978)
Comprehensive Income	68,319	133,743	72,973
Amounts Attributable to Noncontrolling Interests
Net (income) loss attributable to non controlling interest	(607)	1,864	314
Foreign currency translation adjustment	(1,676)	346	(816)
Comprehensive (income) loss attributable to noncontrolling interests	(2,283)	2,210	(502)
Amounts Attributable to Redeemable Noncontrolling Interest
Less: Net income attributable to redeemable noncontrolling interest	(40)	(1,923)	(1,293)
Foreign currency translation adjustment	(6)	5	12
Comprehensive loss (income) attributable to redeemable noncontrolling interest	(46)	(1,918)	(1,281)
Comprehensive Income Attributable to W. P. Carey	$ 65,990	$ 134,035	$ 71,190